Pay vs Performance Disclosure Pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

			Average Summary	Average	Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO (1)	Compensation Table Total for Non-CEO Named Executive Officers (1) (2)	Compensation Actually Paid to Non-CEO Named Executive Officers (1)	Total Shareholder Return	Standard & Poor’s Footwear Index Total Shareholder Return	Net Income (in thousands) ($) (3)	Adjusted Operating Income (in thousands) ($) (4)
2022	641,072	529,839	396,003	331,913	85	119	20,465	43,343
2021	621,224	761,835	399,379	547,530	140	167	20,559	46,921
2020	697,129	674,468	495,357	511,564	98	141	20,964	31,427

PEO Total Compensation Amount	$ 641,072	$ 621,224	$ 697,129
PEO Actually Paid Compensation Amount	$ 529,839	761,835	674,468
Adjustment To PEO Compensation, Footnote [Text Block]

		CEO		Non-CEO NEO Average
	2022	2021	2020	2022	2021	2020
Summary Compensation Table Total	641,072	621,224	697,129	396,003	399,379	495,357
Less: Reported Fair Value of Equity Awards(a)	(87,965)	(64,676)	(52,975)	(100,461)	(64,932)	(52,975)
Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year(b)	64,480	100,032	52,639	79,864	100,033	52,639
Add: Change in FV of unvested awards(b)	(64,341)	65,472	(21,555)	(34,872)	77,182	9,607
Add: Change in FV for vested awards(b)	(23,407)	39,783	(770)	(8,621)	35,868	6,936
Compensation Actually Paid	529,839	761,835	674,468	331,913	547,530	511,564

Non-PEO NEO Average Total Compensation Amount	$ 396,003	399,379	495,357
Non-PEO NEO Average Compensation Actually Paid Amount	331,913	547,530	511,564
Total Shareholder Return Amount	85	140	98
Peer Group Total Shareholder Return Amount	119	167	141
Net Income (Loss)	$ 20,465,000	$ 20,559,000	$ 20,964,000
Company Selected Measure Amount	43,343	46,921	31,427
PEO Less: Reported Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (87,965)	$ (64,676)	$ (52,975)
NEO Less: Reported Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(100,461)	(64,932)	(52,975)
PEO Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	64,480	100,032	52,639
NEO Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	79,864	100,033	52,639
PEO Add: Change in FV of unvested awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(64,341)	65,472	(21,555)
NEO Add: Change in FV of unvested awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(34,872)	77,182	9,607
PEO Add: Change in FV for vested awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(23,407)	39,783	(770)
NEO Add: Change in FV for vested awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,621)	$ 35,868	$ 6,936